Net Income Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Income Per Share

16. NET INCOME PER SHARE

Basic net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period. Diluted net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. For the years ended December 31, 2023, 2024 and 2025, the Company had potential ordinary shares, including stock options granted, outstanding restricted share units and ordinary shares issuable upon the conversion of the Notes. For the years ended December 31, 2023, 2024 and 2025, stock options to purchase ordinary shares and restricted share units that were anti‑dilutive and excluded from the calculation of diluted net income per share were 17,525,547 shares, 10,191,236 shares, and 2,820,577 shares on a weighted average basis, respectively.

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	1,065,945	1,100,460	1,677,077
Denominator:
Weighted average number of ordinary shares outstanding—basic	328,523,952	331,403,936	338,943,939
Net income per share attributable to ordinary shareholders—basic	3.24	3.32	4.95
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	1,065,945	1,100,460	1,677,077
Interest expense associated with convertible notes reversed	73,807	5,695	—
Net income attributable to ordinary shareholders for calculating diluted net income per share	1,139,752	1,106,155	1,677,077
Denominator:
Weighted average number of ordinary shares outstanding—basic	328,523,952	331,403,936	338,943,939
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	2,838,399	3,379,947	4,959,621
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	220,666	4,477,466	11,186,317
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	28,237,965	1,695,160	—
Weighted average number of ordinary shares outstanding—diluted	359,820,982	339,261,349	355,089,877
Net income per share attributable to ordinary shareholders—diluted	3.17	3.24	4.72